Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit Loss [Abstract]
Accounts receivable		$ 2,185,859	$ 1,889,112
Less: Allowance for doubtful accounts		(77,760)	(11,761)
Total accounts receivable, net	$ 2,043,739	$ 2,108,099	$ 1,877,351